Annual Fund Operating Expenses	Oct. 28, 2025
The U.S. Equity Portfolio | The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.16%	[1]
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.17%	[2]
The ESG Growth Portfolio | The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.24%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.41%
The International Equity Portfolio | The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.21%	[3]
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.60%	[4]
The Emerging Markets Portfolio | The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.46%	[5]
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.30%	[6]
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.83%
Expenses (as a percentage of Assets)	1.09%
The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio | The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.14%
The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio | The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.18%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.23%	[7]
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.27%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	0.48%	[8]

[1]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.
[4]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.
[5]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.
[6]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.
[7]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.
[8]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2025.